Basis Of Presentation And General Information (Tables)	9 Months Ended
Sep. 30, 2012
Basis of Presentation and General Information [Abstract]
Vessel Owning Subsidiaries

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Vessel’s Name	Delivery Date	Built	DWT
Trade Force Shipping S.A.	November 15, 2006	Marshall Islands	Deep Seas	December 2006	1999	72,891
Frontline Marine Co.	November 15, 2006	Marshall Islands	Calm Seas	December 2006	1999	74,047
Fairplay Maritime Ltd.	November 15, 2006	Marshall Islands	Kind Seas	December 2006	1999	72,493
Donna Marine Co.	July 4, 2007	Marshall Islands	Pearl Seas	August 2007	2006	74,483
Protea International Inc.	July 17, 2007	Liberia	Sapphire Seas	August 2007	2005	53,702
Reading Navigation Co.	July 17, 2007	Liberia	Diamond Seas	September 2007	2001	74,274
Imperator I Maritime Company	September 27, 2007	Marshall Islands	Coral Seas	November 2007	2006	74,477
Canyon I Navigation Corp.	September 27, 2007	Marshall Islands	Golden Seas	December 2007	2006	74,475
Paloma Marine S.A.	June 19, 2008	Liberia	Friendly Seas	August 2008	2008	58,779
Eris Shipping S.A.	April 8, 2010	Liberia	Dream Seas	July 2010	2009	75,151
Coral Ventures Inc.	August 5, 2009	Liberia	Prosperous Seas	May 2012	2012	37,293
Winselet Shipping & Trading Co.	April 6, 2010	Liberia	Precious Seas	June 2012	2012	37,205

Newbuildings

Vessel Owning Company	Date of Incorporation	Country of Incorporation	Hull Number	Type	Expected Delivery	DWT / TEU
Irises Shipping Ltd.	October 6, 2009	Marshall Islands	656	Containership	2014	4,800 TEU
Nereus Navigation Ltd.	May 4, 2010	Marshall Islands	657	Containership	2014	4,800 TEU
Aminta International S.A.	May 5, 2010	Liberia	612	Drybulk Carrier	2013	37,200 Dwt
Adonia Enterprises S.A.	May 5, 2010	Liberia	625	Drybulk Carrier	2013	37,200 Dwt

Non-Vessel Owning Subsidiaries

Non-Vessel Owning Company	Date of Incorporation	Country of Incorporation
Camelia Navigation S.A.	November 15, 2006	Marshall Islands
Explorer Shipholding Limited	November 15, 2006	Marshall Islands
Epic Investments Inc.	December 21, 2006	Marshall Islands
Opera Navigation Co.	December 21, 2006	Marshall Islands
Ovation Services Ltd.	September 16, 2009	Marshall Islands
Letitia Shipping Limited	May 4, 2010	Marshall Islands
Ardelia Navigation Ltd.	June 15, 2010	Liberia
Eridanus Trading Co.	July 1, 2010	Liberia
Delphis Shipping S.A.	February 7, 2011	Liberia